RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Operating recoveries	$ 47,000,000		$ 185,000,000
Unrealized carried interest allocation expense	(1,000,000)		55,000,000
Operating expenses	52,000,000		194,000,000
Additional paid-in-capital	383,000,000		383,000,000	$ 278,000,000
Purchase of tracking option	0		41,000,000
Carrying value of options purchased	41,000,000		41,000,000
Brookfield Asset Management ULC
Related Party Transaction [Line Items]
Maximum borrowing capacity	500,000,000		500,000,000
Brookfield Asset Management ULC | Brookfield Asset Management ULC
Related Party Transaction [Line Items]
Non-cash distributions declared amount			56,000,000
Purchase of tracking option	0	$ 41,000,000
Brookfield Asset Management ULC | Asset Management Services Agreement
Related Party Transaction [Line Items]
Operating recoveries	36,000,000		87,000,000
Unrealized carried interest allocation expense			2,000,000
Additional paid-in-capital	88,000,000		88,000,000
Affiliated Entity | Relationship Agreement
Related Party Transaction [Line Items]
Operating recoveries	19,000,000		100,000,000
Affiliated Entity | Transitional Services Agreement
Related Party Transaction [Line Items]
Operating expenses	$ 0		$ 0